CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Billions	1 Months Ended	9 Months Ended	36 Months Ended
	Apr. 30, 2018	May 31, 2020 USD ($)	Aug. 31, 2016 ZAR (R)	Aug. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Minimum operating lease payments recognised as expense		$ 310
Brokerage fees payable		2,824		$ 2,775
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%
Tax Audit South Africa [Member]
Disclosure of contingent liabilities [line items]
Unrealized foreign exchange differences as income tax deductions | R			R 1.4
Brokerage Fees Payable [Member]
Disclosure of contingent liabilities [line items]
Secured loan facility		40,000
Brokerage fees payable		$ 2,824